SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2017
Computer Equipment [Member] | Minimum
Property and Equipment
Depreciation Period	3 years
Computer Equipment [Member] | Maximum
Property and Equipment
Depreciation Period	5 years
Software and Software Development Costs [Member] | Minimum
Property and Equipment
Depreciation Period	3 years
Software and Software Development Costs [Member] | Maximum
Property and Equipment
Depreciation Period	7 years
Buildings and leasehold improvements | Minimum
Property and Equipment
Depreciation Period	1 year
Buildings and leasehold improvements | Maximum
Property and Equipment
Depreciation Period	40 years
Furniture and Other Equipment [Member] | Minimum
Property and Equipment
Depreciation Period	3 years
Furniture and Other Equipment [Member] | Maximum
Property and Equipment
Depreciation Period	10 years